Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 13, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 17, 2019	Oct. 16, 2019
Related Party Transactions (Textual)
Services fees			$ 10,000	$ 120,000
Accounts payable and accrued expenses service fees			$ 5,806	5,806
Aggregate loan amount from sponsor						$ 300,000
Promissory note outstanding					$ 181,000
Business combination working capital loans				$ 1,500,000
Business combination entity price				$ 1.00
Sponsor Affiliated Entity [Member]
Related Party Transactions (Textual)
Description of related party transaction	The Company entered into an agreement, commencing on December 13, 2019 through the earlier of the Company's consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support.
Proposed Public Offering [Member]
Related Party Transactions (Textual)
Founder shares description		the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. In November 2019, the Company effected a stock dividend for 0.125 share for each Founder Share outstanding, resulting in the Sponsor holding an aggregate of 6,468,750 Founder Shares. In November 2019, the Sponsor forfeited 646,875 Founder Shares and the Direct Anchor Investors purchased 646,875 Founder Shares for an aggregate purchase price of approximately $2,500, or approximately $0.004 per share. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.
Aggregate founder Shares		843,750
Initial stockholders own converted percentage		20.00%
Founder shares, description		As a result of the underwriters' election to fully exercise their over-allotment option, 843,750 Founder Shares are no longer subject to forfeiture.
Description of related party transaction		The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.